Investment in Affiliates (Summary of Investment in Affiliates) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Mar. 31, 2018
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Shares	¥ 525,915	¥ 531,481
Loans and others	66,907	59,882
Investment in Affiliates	¥ 592,822	¥ 591,363